Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Oct. 29, 2021	Sep. 30, 2021	Sep. 28, 2021	Mar. 31, 2021	Feb. 26, 2021	Feb. 25, 2021	Dec. 31, 2020
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	517,795
Common stock, par share	$ 0.00001	$ 0.00001							$ 0.00001
Common stock, shares authorized	7,450,000,000	7,450,000,000					7,450,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	1,317,065,639	1,023,039,433							974,177,443
Common stock, shares outstanding	1,317,065,639	1,023,039,433							974,177,443
Tickeri Inc [Member]
Common stock, par share						$ 0.00001			$ 0.00001
Common stock, shares authorized						10,000,000			10,000,000
Common stock, shares issued						8,500,000			8,500,000
Common stock, shares outstanding						8,500,000			8,500,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	7,000,000	7,000,000							7,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001							$ 0.00001
Preferred stock, shares outstanding	7,000,000	7,000,000							7,000,000
Preferred stock, shares issued	7,000,000	7,000,000							7,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	570,000	570,000	570,000	900,000	900,000				900,000
Preferred stock, par value	$ 0.00001	$ 0.00001							$ 0.00001
Preferred stock, shares outstanding	517,795	544,759							0
Preferred stock, shares issued	517,795	544,759							0
Series C Preferred Stock [Member]
Preferred stock, shares authorized		150,000							150,000
Preferred stock, par value									$ 0.00001
Preferred stock, shares outstanding									0
Preferred stock, shares issued									0